Note 8 - Restructuring and Other Non-recurring Costs (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Feb. 02, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Expense of restructuring activities		$ 443	$ 2,877	$ 3,410
Provision used, other provisions		1,614	3,880
Unused provision reversed, other provisions		277	179
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 600		600
Restructuring provision, legal and other fees [member]
Statement Line Items [Line Items]
Expense of restructuring activities		200
Litigation provision [member]
Statement Line Items [Line Items]
Provision used, other provisions		385	2,661
Unused provision reversed, other provisions		$ 100	$ (0)